Debt - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended			12 Months Ended
	Dec. 31, 2023 CNY (¥) item	May 31, 2023 CNY (¥) item	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Apr. 30, 2021
Short Term And Long Term Debt [Line Items]
Long term debt weighted average interest rate at a point in time	5.10%		4.36%				4.36%
Short-term debts	¥ 92,653		¥ 104,195				$ 14,338
Repayments of short-term debt			¥ 292,584	$ 40,261	¥ 72,940
Maximum
Short Term And Long Term Debt [Line Items]
Short term debt fixed rate of interest	5.00%		5.00%				5.00%
Minimum
Short Term And Long Term Debt [Line Items]
Short term debt fixed rate of interest	3.20%		3.20%				3.20%
Third Party Vehicle Loan
Short Term And Long Term Debt [Line Items]
Number of agreements | item	3	3
Proceeds from long term loan	¥ 8,861	¥ 8,861				¥ 1,427
Number of vehicles to be purchased	83							12
Payable for vehicle purchase	¥ 9,052	¥ 9,052				¥ 1,737
Term loan number of monthly instalments						48
Long term debt effective rate of interest						10.46%
Third Party Vehicle Loan | Maximum
Short Term And Long Term Debt [Line Items]
Term loan number of monthly instalments	54	54
Long term debt effective rate of interest	9.99%	9.99%
Third Party Vehicle Loan | Minimum
Short Term And Long Term Debt [Line Items]
Term loan number of monthly instalments	36	36
Long term debt effective rate of interest	5.55%	5.55%